Pensions - Schedule of Quantitative Sensitivity Analysis (Parenthetical) (Details) - Final Salary Defined Benefit Pension Plan	Dec. 31, 2020
Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Pension Increases (Decreases)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%